Other (Textual) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 Contract OptionPlan	Dec. 31, 2012 Contract OptionPlan
Segment Reporting Information [Line Items]
Number of foreign currency option outstanding	0	0	0
Number of foreign forward contracts outstanding	0	0	0
Global Finishes Group [Member]
Segment Reporting Information [Line Items]
Gain on early termination of customer agreement	$ 6,336
Administrative [Member] | Acquisition of Comex US Canada Business [Member]
Segment Reporting Information [Line Items]
Realized gain on final asset valuations	$ 6,198